UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc
Address: 2 High Ridge Park
         Stamford, CT  06905

13F File Number:  028-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     203-322-0189

Signature, Place, and Date of Signing:

 Joseph A. Haanczor     Stamford, CT     November 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $280,305 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682    25432    23372 SH       SOLE                    23372        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    31331  1208722 SH       SOLE                  1208722        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    22585   881799 SH       SOLE                   881799        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    28959  1152855 SH       SOLE                  1152855        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     2242    89707 SH       SOLE                    89707        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    17631  1527784 SH       SOLE                  1527784        0        0
COMMONWEALTH REIT              6.50% PFD CUM CO 203233408     7901   337669 SH       SOLE                   337669        0        0
COMMONWEALTH REIT              CV PFD-E 7.25%   203233606    18116   695194 SH       SOLE                   695194        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100     2815   140834 SH       SOLE                   140834        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    19014   943609 SH       SOLE                   943609        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    37835  1497269 SH       SOLE                  1497269        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405     1160     9362 SH       SOLE                     9362        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882      424    16923 SH       SOLE                    16923        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      275    13346 SH       SOLE                    13346        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      422    20240 SH       SOLE                    20240        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     6505   309450 SH       SOLE                   309450        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     1514    73756 SH       SOLE                    73756        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    30886  1392806 SH       SOLE                  1392806        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796      536    26289 SH       SOLE                    26289        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    24722    19977 SH       SOLE                    19977        0        0